Note 11 - Share-based Payments (Details Textual)	1 Months Ended	3 Months Ended	6 Months Ended				12 Months Ended
	Feb. 29, 2020 CAD ($) $ / shares	Mar. 31, 2019	Jun. 30, 2021 $ / shares	Dec. 31, 2020	Jun. 30, 2020 CAD ($) $ / shares	Jun. 30, 2019 CAD ($) $ / shares	Dec. 31, 2019	Dec. 31, 2017 shares
Statement Line Items [Line Items]
Option life, share options granted	3					3
Weighted average remaining contractual life of outstanding share options (Year)			6 months 29 days	1 year 29 days	1 year 1 month 17 days	2 years 10 days	1 year 6 months 7 days
Risk free interest rate, share options granted	1.37%					2.19%
Expected dividend, share options granted | $	$ 0					$ 0
Expected volatility, share options granted	123.00%					105.00%
Forfeiture rate, share options granted	0.00%	0.00%
Weighted average share price, share options granted (in CAD per share)	$ 0.05					$ 0.07
Exercise price, share options granted (in CAD per share)	$ 0.05					$ 0.07
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted | $					$ 0.0355	$ 0.0453
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)			$ 0.13		$ 0.23	$ 0.23
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)			$ 0.05		$ 0.05	$ 0.07
The 2017 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares) | shares								7,105,838
Share reservation limitations, maximum percentage of allowed reserved shares								5.00%
The 2017 Stock Option Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted								10